Note 26	6 Months Ended
Jun. 30, 2026
Retained earnings, revaluation reserves and other reserves [Abstract]
Disclosure of Retained Earnings And Other Reserves [Text Block]	Retained earnings and other reserves
The breakdown of the balance under these headings in the condensed consolidated balance sheet is as follows:

RETAINED EARNINGS AND OTHER RESERVES (MILLIONS OF EUROS)

	June 2026	December 2025
Retained earnings	51,441	46,346
Other reserves	(600)	203
Total	50,840	46,550